SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL
SHARE CAPITAL

10.  SHARE CAPITAL

Prior to June 30, 2011, the Company had two classes of outstanding share capital: Class A Subordinate Voting Shares and Class B Shares. In accordance with the Arrangement (note 1), on June 30, 2011 the Company's Articles were amended to delete the Class B Shares from the authorized capital of Granite and to make non-substantive consequential changes to its Articles including renaming the Class A Subordinate Voting Shares as Common Shares and eliminating provisions which no longer apply due to the elimination of the Class B Shares. On June 30, 2011, 363,414 Class B Shares held by the Stronach Shareholder were purchased for cancellation upon the transfer to the Stronach Shareholder of the Arrangement Transferred Assets & Business. The remaining 183,999 Class B Shares were purchased for cancellation in consideration for 1.2 Class A Subordinate Voting Shares per Class B Share which were renamed Common Shares.

Changes in the Company's share capital for the years ended December 31, 2012, 2011 and 2010 are shown in the following table:

	Common Shares		Class B Shares		Total
	Number (000s)	Stated Value	Number (000s)	Stated Value	Number (000s)	Stated Value
	(previously in US dollars — note 1(c))
Shares issued and outstanding, January 1 and December 31, 2010	46,161	$2,102,392	547	$24,957	46,708	$2,127,349
Issued on exercise of stock options	490	8,735	—	—	490	8,735
Purchase for cancellation:
Stronach Shareholder	—	—	(363)	(16,569)	(363)	(16,569)
Non-Stronach Shareholders	220	8,388	(184)	(8,388)	36	—

Shares issued and outstanding, December 31, 2011	46,871	2,119,515	—	—	46,871	2,119,515
Issued on exercise of stock options	30	1,143	—	—	30	1,143
Issued on settlement of share units	15	350	—	—	15	350
Repurchase for cancellation	(83)	(3,752)	—	—	(83)	(3,752)

Shares issued and outstanding, December 31, 2012	46,833	$2,117,256	—	$—	46,833	$2,117,256

On November 25, 2011, the Toronto Stock Exchange ("TSX") accepted the Company's Notice of Intention to Make a Normal Course Issuer Bid ("NCIB") to purchase up to 3,998,589 Common Shares, representing approximately 10% of the public float and 8.5% of the issued and outstanding Common Shares. The NCIB terminated on November 28, 2012. Purchases of Common Shares were made at the market price at the time of purchase and all Common Shares purchased were cancelled. As at December 31, 2012, the Company has repurchased 82,980 Common Shares for cash consideration of $2.7 million. The $1.1 million excess of the weighted average consideration originally received for the Common Shares repurchased over the cash paid was charged to contributed surplus (note 11).